Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Measurements [Abstract]
Fair Value Measurements

4. Fair Value Measurements

FASB guidance for fair value measurements clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the Company to develop its own assumptions. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices or broker or dealer quotations. The types of instruments valued based on quoted market prices in active markets include most U.S. government and agency securities, sovereign government obligations and money market securities. Such instruments are generally classified within Level 1 of the fair value hierarchy.

The Company's assets and liabilities that are measured at fair value as of September 30, 2011 are as follows (in thousands):

	September 30, 2011
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$191	$—	$—	$191

The Company's assets and liabilities that are measured at fair value as of December 31, 2010 are as follows (in thousands):

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$18,169	$—	$—	$18,169
Accrued liabilities:
Contingent consideration	$—	$—	$625	$625

Level 3 liabilities include contingent milestone consideration payable to selling shareholders, the value of which was determined based on the probability of achieving specific milestones and the probability weighted discount on cash flows. Any change in the fair value of the contingent milestone consideration subsequent to the acquisition date will be recognized in earnings. This fair value measurement is based on significant inputs not observed in the market and thus represents a Level 3 measurement. Level 3 instruments are valued based on unobserved inputs that are supported by little or no market activity and reflect the Company's own assumptions in measuring fair value. The Company made significant assumptions to establish inputs for the contingent consideration calculation using discount rates ranging from 10% to 14% to calculate the fair value of the future payments. The Company recorded contingent consideration of $0.6 million at the time of acquisition. During May 2011, the outstanding liability of $0.6 million was settled in full and no contingent consideration remained as of September 30, 2011.

The following table provides a reconciliation of liabilities measured at fair value using significant unobservable inputs (Level 3) for the nine months ended September 30, 2011 (in thousands):

Contingent Consideration
Balance at December 31, 2010	$625
Settlement of contingent consideration	(625)

Balance at September 30, 2011	$—

4. Fair Value Measurements

FASB guidance for fair value measurements clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the Company to develop its own assumptions. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices or broker or dealer quotations. The types of instruments valued based on quoted market prices in active markets include most U.S. government and agency securities, sovereign government obligations and money market securities. Such instruments are generally classified within Level 1 of the fair value hierarchy.

The Company's assets and liabilities that are measured at fair value are as follows (in thousands):

	December 31, 2009				December 31, 2010
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$18,288	$—	$—	$18,288	$18,169	$—	$—	$18,169
Accrued liabilities:
Contingent consideration	$—	$—	$600	$600	$—	$—	$625	$625

Level 3 liabilities include contingent milestone consideration payable to selling shareholders, the value of which was determined based on the probability of achieving specific milestones and the probability weighted discount on cash flows. Any change in the fair value of the contingent milestone consideration subsequent to the acquisition date will be recognized in earnings. This fair value measurement is based on significant inputs not observed in the market and thus represents a Level 3 measurement. Level 3 instruments are valued based on unobserved inputs that are supported by little or no market activity and reflect the Company's own assumptions in measuring fair value. The Company made significant assumptions to establish inputs for the contingent consideration calculation using discount rates ranging from 10% to 14% to calculate the fair value of the future payments. The Company recorded contingent consideration of $0.6 million at the time of acquisition.

The following table provides a reconciliation of liabilities measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2009 and 2010 (in thousands):

Contingent Consideration
Balance at December 31, 2008	$—
Contingent consideration associated with business combination	600

Balance at December 31, 2009	600
Changes in fair value of contingent consideration	25

Balance at December 31, 2010	$625